Exhibit 99.4

Client Name:
Client Project Name:	ACHM 2024-HE1
Start - End Dates:	7/19/2022 - 3/26/2024
Deal Loan Count:	823

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Title	CRDTIL100	Potential title issue	2
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Property Valuations	Property	PRVAPROP241	Property Type unacceptable under guidelines	1
Property Valuations	Value	PRVAVALU5249	Property Value Not Supported	30
Compliance	County High Cost	CMPCHC5380	ILCK High-Cost Loan by exceeding points and fees threshold	8
Compliance	County High Cost	CMPCHC5381	ILCK High-Cost Loan by exceeding APR threshold	5
Total				51

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